SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15 — SUBSEQUENT EVENTS

On April 11, 2025, the Company consummated its initial public offering of 1,800,000 shares of the Company’s common stock, par value $0.001 per share, at a price to the public of $4.30 per share, generating gross proceeds of $7,740,000. In connection with the Offering, the Company granted the underwriter an option, exercisable for 30 days, to purchase up to an additional 270,000 shares of common stock at the public offering price of $4.30.

On April 16, 2025, the Company closed on the fully exercised Over-Allotment Option resulting in additional gross proceeds to the Company of $1,161,000, before deducting underwriting discounts, commissions and offering expenses. After giving effect to the full exercise of the Over-Allotment Option, a total of 2,070,000 shares of common stock have been issued and sold in the IPO, and the gross proceeds from the IPO, including the full exercise of the Over-Allotment Option, before deducting underwriting discounts, commissions and offering expenses, were $8,901,000.

On April 30, 2025, the Company incorporated Alpha Edge Media Inc, a wholly-owned subsidiary, pursuant to the DGCL. The subsidiary is principally engaged in supporting the Company’s investor relations and managing the Company’s new newsletter services. The Company’s existing SentimenTrader newsletters service continues to be managed by Sundial and is not part of the operations transferred to Alpha Edge Media Inc.

NOTE 14 — SUBSEQUENT EVENTS

Reverse Stock Split

On January 15, 2025, the Company’s Board of Directors approved a share consolidation of the Company’s common shares at a ratio of 1.2-for-1 reverse split, effective on January 15, 2025. As a result of the share consolidation, every 1.2 common shares outstanding automatically combined and converted into 1 issued and outstanding common share, without any action required from shareholders. The par value and the authorized number of common shares remained unchanged.

All share and per-share information included in the consolidated financial statements and notes thereto have been retroactively adjusted for the 1.2-for-1 reverse split occurred on the first day of the first period presented. (See Note 7E).

The Company has evaluated the impact of events that have occurred subsequent to September 30, 2024, through the date the consolidated financial statements were available to issue, and concluded that other than the above reverse stock split, no subsequent events have occurred that would require recognition in the consolidated financial statements or disclosure in the notes to the consolidated financial statements.